Note 18 - Operating Segmentation (Tables)	6 Months Ended
Apr. 30, 2026
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
(thousands of Canadian dollars)
for the three months ended	April 30, 2026
	Digital Banking Canada	Digital Banking USA	Digital Meteor	DRTC	Eliminations/ Adjustments	Consolidated
Net interest income	$27,768	$7,911	$-	$-	$-	$35,679
Non-interest income	373	(15)	749	1,850	(343)	2,614
Total revenue	28,141	7,896	749	1,850	(343)	38,293

Provision for (recovery of) credit losses	495	(67)	-	-	-	428
	27,646	7,963	749	1,850	(343)	37,865
Non-interest expenses:
Salaries and benefits	7,343	2,070	172	1,617	-	11,202
General and administrative	13,824	515	42	362	(343)	14,400
Premises and equipment	947	353	54	530	-	1,884
	22,114	2,938	268	2,509	(343)	27,486

Income (loss) before income taxes	5,532	5,025	481	(659)	-	10,379

Income tax provision	1,438	1,437	130	(151)	-	2,854

Net income (loss)	$4,094	$3,588	$351	$(508)	$-	$7,525

Total assets	$5,213,682	$1,221,182	$10,688	$15,773	$(20,625)	$6,440,700

Total liabilities	$4,926,001	$961,343	$370	$28,344	$(27,596)	$5,888,462

for the three months ended	April 30, 2025
	Digital Banking Canada	Digital Banking USA	Digital Meteor	DRTC	Eliminations/ Adjustments	Consolidated
Net interest income	$25,525	$2,507	$-	$-	$-	$28,032
Non-interest income	122	(18)	569	1,789	(355)	2,107
Total revenue	25,647	2,489	569	1,789	(355)	30,139

Provision for (recovery of) credit losses	954	(65)	-	-	-	889
	24,693	2,554	569	1,789	(355)	29,250
Non-interest expenses:
Salaries and benefits	5,836	1,464	253	1,602	-	9,155
General and administrative	5,267	800	343	665	(355)	6,720
Premises and equipment	947	104	123	467	-	1,641
	12,050	2,368	719	2,734	(355)	17,516

Income (loss) before income taxes	12,643	186	(150)	(945)	-	11,734

Income tax provision	3,443	53	2	(293)	-	3,205

Net income (loss)	$9,200	$133	$(152)	$(652)	$-	$8,529

Total assets	$4,761,444	$281,153	$11,086	$25,224	$(31,774)	$5,047,133

Total liabilities	$4,386,758	$144,517	$9,029	$19,708	$(41,185)	$4,518,827

(thousands of Canadian dollars)
for the six months ended	April 30, 2026
	Digital Banking Canada	Digital Banking USA	Digital Meteor	DRTC	Eliminations/ Adjustments	Consolidated
Net interest income	$54,875	$14,685	$-	$-	$-	$69,560
Non-interest income	849	(15)	1,277	3,825	(689)	5,247
Total revenue	55,724	14,670	1,277	3,825	(689)	74,807

Provision for (recovery of) credit losses	1,176	(48)	-	-	-	1,128
	54,548	14,718	1,277	3,825	(689)	73,679
Non-interest expenses:
Salaries and benefits	14,006	3,803	378	3,398	-	21,585
General and administrative	21,202	1,314	72	868	(689)	22,767
Premises and equipment	1,872	628	102	1,078	-	3,680
	37,080	5,745	552	5,344	(689)	48,032

Income (loss) before income taxes	17,468	8,973	725	(1,519)	-	25,647

Income tax provision	4,660	2,579	195	(381)	-	7,053

Net income (loss)	$12,808	$6,394	$530	$(1,138)	$-	$18,594

Total assets	$5,213,682	$1,221,182	$10,688	$15,773	$(20,625)	$6,440,700

Total liabilities	$4,926,001	$961,343	$370	$28,344	$(27,596)	$5,888,462

for the six months ended	April 30, 2025
	Digital Banking Canada	Digital Banking USA	Digital Meteor	DRTC	Eliminations/ Adjustments	Consolidated
Net interest income	$49,210	$4,546	$-	$-	$-	$53,756
Non-interest income	247	(17)	911	3,778	(709)	4,210
Total revenue	49,457	4,529	911	3,778	(709)	57,966

Provision for (recovery of) credit losses	1,987	(74)	-	-	-	1,913
	47,470	4,603	911	3,778	(709)	56,053
Non-interest expenses:
Salaries and benefits	11,125	2,628	470	3,546	-	17,769
General and administrative	9,983	1,397	387	1,151	(709)	12,209
Premises and equipment	1,850	213	171	1,003	-	3,237
	22,958	4,238	1,028	5,700	(709)	33,215

Income (loss) before income taxes	24,512	365	(117)	(1,922)	-	22,838

Income tax provision	6,548	129	2	(513)	-	6,166

Net income (loss)	$17,964	$236	$(119)	$(1,409)	$-	$16,672

Total assets	$4,761,444	$281,153	$11,086	$25,224	$(31,774)	$5,047,133

Total liabilities	$4,386,758	$144,517	$9,029	$19,708	$(41,185)	$4,518,827